Segments - Summary of Reconciliation Between IFRS and Underlying Income, Expenses and Net Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Income	€ 8,688	€ 8,148
Taxation	438	740
Non-controlling interests	36	47
Net result	591	1,707
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income	493	1,093
Taxation	115	243
Net result	379	850
Result IFRS-EU [member]
Disclosure of operating segments [line items]
Income	9,182	9,241
Expenses	7,623	5,654
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
Net Result IFRS Attribuatble to Equity Holder of Parent
Disclosure of operating segments [line items]
Income	8,688	8,148
Expenses	7,623	5,654
Taxation	438	740
Non-controlling interests	36	47
Net result	€ 591	€ 1,707